RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party [Line Items]
Professional fees expense	$ 621,364	$ 181,855	$ 215,421
Spouse of Chief Executive Officer [Member]
Related Party [Line Items]
Professional fees expense	$ 30,000	$ 60,000	$ 60,000